Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Disaggregation of Revenue

	Years ended December 31,
(In thousands)	2018	2019	2020
Revenues from services
—Data connectivity services	82,543	80,537	39,956
International data connectivity services	82,032	77,974	30,798
Local data connectivity services	511	2,563	9,158
—PaaS and SaaS services	5,047	9,135	5,717
—Others	858	1,438	477
	88,448	91,110	46,150
Sales of products
—Sales of terminals	25,595	54,880	32,597
—Sales of data related products	12,148	11,955	10,194
—Others	208	436	628
	37,951	67,271	43,419
Total	126,399	158,381	89,569

(a)	Disaggregation of revenue

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2018	2019	2020
China	62,104	50,862	9,631
Japan	24,316	57,695	47,565
Hong Kong	12,211	14,664	2,771
Taiwan	7,119	5,153	635
North America	6,901	15,254	23,513
Southeast Asia	6,289	8,442	2,495
Europe	3,499	3,972	1,706
Others	3,960	2,339	1,253
Total	126,399	158,381	89,569